Fair Value of Financial Instruments	6 Months Ended
Apr. 30, 2026
Text Block [Abstract]
Fair Value of Financial Instruments
17.	Fair value of financial instruments
(a) Financial instruments designated at fair value through profit or loss
In accordance with its risk management strategy, the Bank has elected to designate certain senior note liabilities at fair value through profit or loss to reduce an accounting mismatch between fair value changes in these instruments and fair value changes in related derivatives, and where a hybrid financial liability contains one or more embedded derivatives that are not closely related to the host contract. Changes in fair value of financial liabilities arising from the Bank’s own credit risk are recognized in other comprehensive income, without subsequent reclassification to net income.
The cumulative fair value adjustment due to own credit risk is determined at a point in time by comparing the present value of expected future cash flows over the term of these liabilities discounted at the Bank’s effective funding rate, and the present value of expected future cash flows discounted at a benchmark rate.
The following table presents the fair value of liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value			Change in fair value (1) Gains/(Losses)			Cumulative change in fair value (2) Gains/(Losses)
	As at			For the three months ended			As at
($ millions)	April 30 2026	January 31 2026	April 30 2025	April 30 2026	January 31 2026	April 30 2025	April 30 2026	January 31 2026	April 30 2025
Liabilities
Senior note liabilities (3)	$48,629	$47,740	$39,127	$507	$(105)	$1,611	$3,672	$3,165	$6,237
(1)	Change in the difference between the contractual maturity amount and the carrying value.
(2)	The cumulative change in fair value is measured from the instrument’s date of initial recognition.
(3)
Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest
income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest
income – trading revenues.

The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior note liabilities
($ millions)	Contractual maturity amount	Carrying value	Difference between contractual maturity amount and carrying value	Changes in fair value for the three months period attributable to changes in own credit risk recorded in other comprehensive income Gains/(Losses)	Cumulative changes in fair value attributable to changes in own credit risk (1) Gains/(Losses)
As at April 30, 2026	$52,301	$48,629	$3,672	$413	$(1,439)
As at January 31, 2026	$50,905	$47,740	$3,165	$(246)	$(1,852)
As at April 30, 2025	$45,364	$39,127	$6,237	$512	$(665)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.

(b) Financial instruments – fair value
Fair value of financial instruments
The calculation of fair value is based on market conditions at a specific point in time and therefore may not be reflective of future fair values. The Bank has controls and processes in place to ensure that the valuation of financial instruments is appropriately determined.
Refer to Note 6 of the audited consolidated financial statements in the 2025 Annual Report for the valuation techniques used to fair value its significant financial assets and liabilities.
The following table sets out the fair values of financial instruments of the Bank and excludes non-financial
assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	As at
	April 30, 2026		January 31, 2026		October 31, 2025
($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$79,301	$79,301	$73,838	$73,838	$65,967	$65,967
Trading assets	157,689	157,689	161,043	161,043	152,223	152,223
Securities purchased under resale agreements and securities borrowed	253,177	253,177	215,379	215,379	203,008	203,008
Derivative financial instruments	46,709	46,709	47,788	47,788	46,531	46,531
Investment securities – FVOCI and FVTPL	127,818	127,818	119,947	119,947	126,226	126,226
Investment securities – amortized cost	21,510	21,988	22,069	22,452	23,239	23,722
Loans	754,267	757,434	754,887	755,475	769,900	771,045
Customers’ liability under acceptances	155	155	173	173	177	177
Other financial assets	27,239	27,239	28,419	28,419	28,128	28,128
Liabilities:
Deposits	979,387	981,489	971,043	971,682	965,925	966,279
Financial instruments designated at fair value through profit or loss	48,629	48,629	47,740	47,740	47,165	47,165
Acceptances	157	157	174	174	178	178
Obligations related to securities sold short	38,064	38,064	33,147	33,147	38,104	38,104
Derivative financial instruments	56,854	56,854	58,165	58,165	56,031	56,031
Obligations related to securities sold under repurchase agreements and securities lent	238,663	238,663	204,760	204,760	189,144	189,144
Subordinated debentures	5,801	5,766	5,882	5,807	7,749	7,692
Other financial liabilities	53,031	52,913	55,508	55,490	56,500	56,529
(c) Fair value hierarchy
The best evidence of fair value for a financial instrument is the quoted price in an active market. Unadjusted quoted market prices for identical instruments represent a Level 1 valuation. Where possible, valuations are based on quoted prices or observable inputs obtained from active markets.
Quoted prices are not always available for
over-the-counter
transactions, as well as transactions in inactive or illiquid markets. In these instances, internal models that maximize the use of observable inputs are used to estimate fair value. The chosen valuation technique incorporates all the factors that market participants would take into account in pricing a transaction. When all significant inputs to models are observable, the valuation is classified as Level 2. Financial instruments traded in a less active market are valued using indicative market prices or other valuation techniques. Fair value estimates do not consider forced or liquidation sales.
Where financial instruments trade in inactive markets, illiquid markets or when using models where observable parameters do not exist, greater management judgement is required for valuation purposes. Valuations that require the significant use of unobservable inputs are classified as Level 3.

The following table outlines the fair value hierarchy and instruments carried at fair value on a recurring basis.

	As at
	April 30, 2026				January 31, 2026
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$10,200	$–	$10,200	$–	$11,543	$–	$11,543
Trading assets
Loans	–	6,391	146	6,537	–	7,891	161	8,052
Canadian federal government and government guaranteed debt	15,886	4,901	–	20,787	14,997	3,603	–	18,600
Canadian provincial and municipal debt	9,498	3,308	–	12,806	7,071	4,497	–	11,568
U.S. treasury and other U.S. agencies’ debt	10,107	–	–	10,107	9,337	–	–	9,337
Other foreign governments’ debt	713	11,219	–	11,932	982	11,128	–	12,110
Corporate and other debt	3,352	8,216	–	11,568	3,922	7,224	–	11,146
Equity securities	82,338	150	17	82,505	88,921	128	11	89,060
Other	–	1,447	–	1,447	–	1,170	–	1,170
	$121,894	$35,632	$163	$157,689	$125,230	$35,641	$172	$161,043
Investment securities (2)
Canadian federal government and government guaranteed debt	$14,170	$9,273	$–	$23,443	$12,483	$9,726	$–	$22,209
Canadian provincial and municipal debt	17,815	6,178	–	23,993	11,925	9,315	–	21,240
U.S. treasury and other U.S. agencies’ debt	41,153	5,937	–	47,090	39,174	6,131	–	45,305
Other foreign governments’ debt	6,445	21,268	–	27,713	4,336	21,596	–	25,932
Corporate and other debt	192	3,053	9	3,254	194	2,679	31	2,904
Equity securities	80	335	1,910	2,325	122	297	1,938	2,357
	$79,855	$46,044	$1,919	$127,818	$68,234	$49,744	$1,969	$119,947
Derivative financial instruments
Interest rate contracts	$–	$9,456	$–	$9,456	$–	$9,383	$–	$9,383
Foreign exchange and gold contracts	–	21,996	1	21,997	–	27,543	1	27,544
Equity contracts	596	6,181	29	6,806	513	6,263	93	6,869
Credit contracts	–	169	9	178	–	320	6	326
Commodity contracts	–	8,265	7	8,272	–	3,656	10	3,666
	$596	$46,067	$46	$46,709	$513	$47,165	$110	$47,788
Liabilities:
Deposits (3)	$–	$448	$–	$448	$–	$335	$–	$335
Financial liabilities designated at fair value through profit or loss	–	48,629	–	48,629	–	47,740	–	47,740
Obligations related to securities sold short	33,715	4,349	–	38,064	29,441	3,706	–	33,147

Derivative financial instruments
Interest rate contracts	–	17,414	1	17,415	–	17,149	3	17,152
Foreign exchange and gold contracts	–	21,489	–	21,489	–	27,353	–	27,353
Equity contracts	848	10,074	28	10,950	800	7,052	28	7,880
Credit contracts	–	19	2	21	–	21	2	23
Commodity contracts	–	6,970	9	6,979	–	5,747	10	5,757
	$848	$55,966	$40	$56,854	$800	$57,322	$43	$58,165
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $ 21,988 (January 31, 2026 – $22,452).
(3)	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.

	As at October 31, 2025
($ millions)	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$5,156	$–	$5,156
Trading assets
Loans	–	8,486	1	8,487
Canadian federal government and government guaranteed debt	13,838	1,963	–	15,801
Canadian provincial and municipal debt	8,374	3,336	–	11,710
U.S. treasury and other U.S. agencies’ debt	9,132	–	–	9,132
Other foreign governments’ debt	1,837	8,451	–	10,288
Corporate and other debt	3,523	6,593	–	10,116
Equity securities	83,412	373	12	83,797
Other	–	2,892	–	2,892
	$120,116	$32,094	$13	$152,223
Investment securities (2)
Canadian federal government and government guaranteed debt	$15,143	$7,967	$–	$23,110
Canadian provincial and municipal debt	16,293	4,550	–	20,843
U.S. treasury and other U.S. agencies’ debt	42,300	6,736	–	49,036
Other foreign governments’ debt	7,099	20,627	–	27,726
Corporate and other debt	116	2,892	32	3,040
Equity securities	96	329	2,046	2,471
	$81,047	$43,101	$2,078	$126,226
Derivative financial instruments
Interest rate contracts	$–	$9,804	$3	$9,807
Foreign exchange and gold contracts	–	26,411	1	26,412
Equity contracts	816	6,452	161	7,429
Credit contracts	–	269	4	273
Commodity contracts	–	2,594	16	2,610
	$816	$45,530	$185	$46,531
Liabilities:
Deposits (3)	$–	$335	$–	$335
Financial liabilities designated at fair value through profit or loss	–	47,165	–	47,165
Obligations related to securities sold short	34,864	3,240	–	38,104

Derivative financial instruments
Interest rate contracts	–	17,181	8	17,189
Foreign exchange and gold contracts	–	25,793	–	25,793
Equity contracts	783	9,288	43	10,114
Credit contracts	–	24	2	26
Commodity contracts	–	2,897	12	2,909
	$783	$55,183	$65	$56,031
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $23,722.
(3)	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.

Level 3 instrument fair value changes
Financial instruments categorized as Level 3 as at April 30, 2026, in the fair value hierarchy comprised of loans, corporate bonds, equity securities and derivatives.
The following table summarizes the changes in Level 3 instruments carried at fair value for the three and six months ended April 30, 2026.
All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	For the three months ended April 30, 2026
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into Level 3	Transfers out of Level 3	Fair value, end of the quarter	Changes in unrealized gains/(losses) recorded in income for instruments still held (2)
Trading assets
Loans	$161	$(17)	$–	$1	$–	$1	$–	$146	$(17)
Equity securities	11	–	–	–	(3)	9	–	17	–
	172	(17)	–	1	(3)	10	–	163	(17)
Investment securities
Corporate and other debt	31	–	(1)	1	(22)	–	–	9	–
Equity securities	1,938	73	27	78	(206)	–	–	1,910	73
	1,969	73	26	79	(228)	–	–	1,919	73
Derivative financial instruments – assets
Foreign exchange and gold contracts	1	(1)	–	–	–	1	–	1	(1)
Equity contracts	93	(1)	–	2	–	–	(65)	29	(1	) (3)
Credit contracts	6	–	–	3	–	–	–	9	–
Commodity contracts	10	(3)	–	–	–	–	–	7	(3)

Derivative financial instruments – liabilities
Interest rate contracts	(3)	–	–	–	–	(1)	3	(1)	–
Equity contracts	(28)	2	–	(3)	–	–	1	(28)	2	(3)
Credit contracts	(2)	–	–	–	–	–	–	(2)	–
Commodity contracts	(10)	–	–	–	1	–	–	(9)	–
	67	(3)	–	2	1	–	(61)	6	(3)
Total	$2,208	$53	$26	$82	$(230)	$10	$(61)	$2,088	$53
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
(2)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(3)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended April 30, 2025.

	For the three months ended April 30, 2025
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into Level 3	Transfers out of Level 3	Fair value, end of the quarter
Trading assets	$10	$–	$–	$3	$(2)	$6	$(8)	$9
Investment securities	2,012	13	54	29	(111)	–	(9)	1,988
Derivative financial instruments	20	(15)	–	–	8	(15)	(6)	(8)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.

	For the six months ended April 30, 2026
($ millions)	Fair value, beginning of the period	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into Level 3	Transfers out of Level 3	Fair value, end of the period	Changes in unrealized gains/(losses) recorded in income for instruments still held (2)
Trading assets
Loans	$1	$(17)	$(3)	$165	$–	$1	$(1)	$146	$(17)
Equity securities	12	(1)	–	4	(3)	11	(6)	17	–
	13	(18)	(3)	169	(3)	12	(7)	163	(17)
Investment securities
Corporate and other debt	32	–	(2)	1	(22)	–	–	9	–
Equity securities	2,046	95	29	146	(406)	–	–	1,910	95
	2,078	95	27	147	(428)	–	–	1,919	95
Derivative financial instruments – assets
Interest rate contracts	3	(1)	–	–	(2)	–	–	–	(1	) (3)
Foreign exchange and gold contracts	1	–	–	–	–	1	(1)	1	–
Equity contracts	161	(10)	–	7	(70)	31	(90)	29	10	(4)
Credit contracts	4	2	–	3	–	–	–	9	2
Commodity contracts	16	(9)	–	–	–	–	–	7	(9)

Derivative financial instruments – liabilities
Interest rate contracts	(8)	4	–	(1)	1	(1)	4	(1)	(2	) (3)
Equity contracts	(43)	9	–	(12)	–	–	18	(28)	9	(4)
Credit contracts	(2)	–	–	–	–	–	–	(2)	–
Commodity contracts	(12)	2	–	–	1	–	–	(9)	2
	120	(3)	–	(3)	(70)	31	(69)	6	11
Total	$2,211	$74	$24	$313	$(501)	$43	$(76)	$2,088	$89
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
(2)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(3)
Certain unrealized gains and losses on interest rate derivative contracts are largely offset by mark-to-market
changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

(4)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

The following table summarizes the changes in Level 3 instruments carried at fair value for the six months ended April 30, 2025.

	For the six months ended April 30, 2025
($ millions)	Fair value, beginning of the period	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into Level 3	Transfers out of Level 3	Fair value, end of the period
Trading assets	$25	$1	$–	$4	$(15)	$13	$(19)	$9
Investment securities	1,901	64	59	100	(119)	–	(17)	1,988
Derivative financial instruments	10	(12)	–	4	8	(15)	(3)	(8)
Obligations related to securities sold short	(2)	–	–	–	–	–	2	–
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
Significant transfers
Significant transfers can occur between the fair value hierarchy levels when additional or new information regarding valuation inputs and their refinement and observability become available. The Bank recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.
The following significant transfers made between Level 1 and 2, were based on whether the fair value was determined using quoted market prices from an active market.
During the three months ended April 30, 2026:

•	Trading assets of $ 953 million, investment securities of $ 6,562 million and obligations related to securities sold short of $ 943 million were transferred out of Level 2 into Level 1.

•	Trading assets of $ 1,637 million, investment securities of $ 550 million and obligations related to securities sold short of $ 213 million were transferred out of Level 1 into Level 2.

During the three months ended April 30, 2025:

•	Trading assets of $2,003 million, investment securities of $6,624 million and obligations related to securities sold short of $1,038 million were transferred out of Level 2 into Level 1.

•	Trading assets of $913 million, investment securities of $463 million and obligations related to securities sold short of $832 million were transferred out of Level 1 into Level 2.
During the three months ended April 30, 2026, equity contracts of $65 million were transferred out of Level 3 into Level 2. Transfers were a result of the change in the observability of the inputs used for valuing the derivatives. There were no
significant transfers into and out of Level 3 during the three months ended April 30, 2025.
During the six months ended April 30, 2026:

•	Trading assets of $ 648 million, investment securities of $ 595 million and obligations related to securities sold short of $ 111 million were transferred out of Level 2 into Level 1.

•	Trading assets of $ 1,651 million, investment securities of $ 2,823 million and obligations related to securities sold short of $ 183 million were transferred out of Level 1 into Level 2.
During the six months ended April 30, 2025:

•	Trading assets of $842 million, investment securities of $1,330 million and obligations related to securities sold short of $165 million were transferred out of Level 2 into Level 1.

•	Trading assets of $706 million, investment securities of $1,547 million and obligations related to securities sold short of $305 million were transferred out of Level 1 into Level 2.
During the six months ended April 30, 2026, equity contracts of $90 million were transferred out of Level 3 into Level 2. Transfers were a result of the change in the observability of the inputs used for valuing the derivatives. There were no
significant transfers into and out of Level 3 during the six months ended April 30, 2025.
Level 3 sensitivity
The Bank applies judgement in determining unobservable inputs used to calculate the fair value of Level 3 instruments.
Refer to Note 6 of the Bank’s audited consolidated financial statements in the 2025 Annual Report for a description of the significant unobservable inputs for Level 3 instruments and the potential effect that a change in each unobservable input may have on the fair value measurement. There have been no significant changes to the Level 3 sensitivities during the quarter.